CALL OPTION ASSETS - Key assumptions (Details) - Level 3	Dec. 31, 2024 USD ($)	May 20, 2024 USD ($)	Mar. 26, 2024 USD ($)
Kuaijin | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Call option asset, Measurement input	0.6922	0.6956
Kuaijin | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Call option asset, Measurement input	0.011	0.0183
Kuaijin | Contractual term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Call option asset, Measurement input	1.33	2
Kuaijin | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Call option asset, Measurement input	0	0
Beijing Naonao | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Call option asset, Measurement input	0.9674		1.1818
Beijing Naonao | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Call option asset, Measurement input	0.0115		0.0211
Beijing Naonao | Contractual term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Call option asset, Measurement input	2.34		3.17
Beijing Naonao | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Call option asset, Measurement input	0		0